SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital Abstract
Issued and outstanding common shares continuity
	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2019	589,175,086	$1,331,214
Issued for cash:
Share issue proceeds	6,934,500	4,715
Share issue costs	—	(423)
Share option exercises	663,150	405
Share option exercises-fair value adjustment	—	140
Share unit exercises-fair value adjustment	433,333	299
Acquisition-Murphy Lake additional interest (note 10)	32,262	19
Flow-through share premium liability (note 14)	—	(902)
Share cancellations	(46,178)	—
	8,017,067	4,253
Balance-December 31, 2019	597,192,153	$1,335,467

Issued for cash:
Share issue proceeds	81,179,280	33,933
Share issue costs	—	(3,108)
Share option exercises	251,500	148
Share option exercises-fair value adjustment	—	50
Share unit exercises-fair value adjustment	358,949	242
Flow-through share premium liability (note 14)	—	(22)
	81,789,729	31,243
Balance-December 31, 2020	678,981,882	$1,366,710